Share capital (Tables)	6 Months Ended
Dec. 31, 2018
Share capital.
Schedule of share capital

	Number of shares (thousands)	Ordinary shares £’000
At 1 July 2017	164,195	53
Employee share-based compensation awards — issue of shares	—	—

At 31 December 2017	164,195	53
Employee share-based compensation awards — issue of shares	331	—

At 30 June 2018	164,526	53
Employee share-based compensation awards — issue of shares	—	—

At 31 December 2018	164,526	53